Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	25.89%
Annual Return 2013	21.65%
Annual Return 2014	2.97%
Annual Return 2015	3.10%
Annual Return 2016	(3.14%)
Annual Return 2017	36.25%
Annual Return 2018	(12.84%)
Annual Return 2019	33.01%
Annual Return 2020	22.31%
Annual Return 2021	12.25%